CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)					12 Months Ended
	Dec. 31, 2024	Sep. 29, 2023	Sep. 28, 2023	Apr. 01, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Stock split ratio	6	6	1,000	6	6	6	6	6